LEASES (Tables)	12 Months Ended
May 31, 2012
Future Minimum Lease Commitments under Non-Cancelable Lease Agreements

The following table illustrates our future minimum lease commitments under all non-cancelable lease agreements, for each of the next five years and in the aggregate, as of May 31, 2012:

May 31,
(In thousands)
2013	$38,034
2014	29,107
2015	21,784
2016	16,491
2017	12,718
Thereafter	35,960

Total Minimum Lease Commitments	$154,094